Condensed financial information of the Company - Condensed cash flow (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Condensed Income Statements, Captions [Line Items]
Net cash used in operating activities	$ 4,828,933	$ 10,754,484	$ 11,480,117
Net cash generated from (used in) investing activities	(13,595,605)	(20,864,698)	(10,401,263)
Net cash generated from financing activities	14,809,302	13,243,554	0
Net cash inflow(outflow)	6,380,765	5,521,646	$ 1,569,431
Parent company | Reportable legal entities
Condensed Income Statements, Captions [Line Items]
Net cash used in operating activities	(3,157,114)	(2,506,846)
Net cash generated from (used in) investing activities	3,043,030	(8,000,000)
Net cash generated from financing activities		13,243,554
Net cash inflow(outflow)	$ (114,084)	$ 2,736,708